Share-based Payments - Summary of the activity for the options issued under the Share Award Scheme (Detail) - 2013 Share Award Scheme [Member] - USD ($)		12 Months Ended
	Dec. 21, 2019	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options - Outstanding		37,191,840
Number of options - Forfeited		(1,241,600)
Number of options - Exercised	0	(8,081,820)
Number of options - Outstanding		27,868,420	37,191,840
Number of options - Vested and expected		27,868,420
Number of options - Exercisable		12,566,340
Weighted- average exercise price - Outstanding		$ 0.82
Weighted- average exercise price - Forfeited		0.87
Weighted- average exercise price - Exercised		0.64
Weighted- average exercise price - Outstanding		0.83	$ 0.82
Weighted- average exercise price - Vested and expected		0.83
Weighted- average exercise price - Exercisable		0.80
Weighted- average grant- date fair value - Outstanding		0.31
Weighted- average grant- date fair value - Forfeited		0.30
Weighted- average grant- date fair value - Exercised		0.33
Weighted- average grant- date fair value - Outstanding		0.31	$ 0.31
Weighted- average grant date fair value - Vested and expected		0.31
Weighted- average grant- date fair value - Exercisable		$ 0.30
Weighted- average remaining contractual term - Outstanding		7 years 11 months 26 days	9 years
Weighted- average remaining contractual term - Vested and expected		7 years 11 months 26 days
Weighted- average remaining contractual term - Exercisable		8 years
Aggregate intrinsic value - Outstanding		$ 0.22	$ 2.09
Aggregate intrinsic value - Vested and expected		0.22
Aggregate intrinsic value - Exercisable		$ 0.25